Financial instruments - Fair value and risk management - Change in gross value used for calculating hedge ineffectiveness (Details) - Cash Flow Hedges - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	€ 418.7	€ (1.5)	€ 3,622.4
Foreign currency risk | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	149.8	515.0	407.0
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	114.6	(117.7)	405.1
Interest rate risk | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness			3.8
Commodity price risk | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	€ 154.3	€ (398.8)	€ 2,806.5